Summary of Reconciliation of Balance Sheet Accounts From the Managed Fleet to Total Amount in Condensed Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	$ 114,805	$ 125,746
Total prepaid expenses and other current assets	16,703	14,184
Total accounts payable and accrued expenses	24,160	22,111
Total container contracts payable	6,648	140,968
Owned Fleet
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	107,457	118,107
Total prepaid expenses and other current assets	16,614	14,142
Total accounts payable and accrued expenses	22,868	21,736
Total container contracts payable	6,648	140,968
Managed Fleet
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	7,348	7,639
Total prepaid expenses and other current assets	89	42
Total accounts payable and accrued expenses	$ 1,292	$ 375